Provisions - Provisions by Segment (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Other provisions	€ 2,316	€ 3,138
Other companies
Disclosure of other provisions [line items]
Other provisions	166	142
Telefónica Spain | Operating segments
Disclosure of other provisions [line items]
Other provisions	6	7
Telefónica Germany | Operating segments
Disclosure of other provisions [line items]
Other provisions	421	421
Telefónica Brazil
Disclosure of other provisions [line items]
Other provisions	898	1,072
Telefónica Brazil | Operating segments
Disclosure of other provisions [line items]
Other provisions	141	152
Telefónica United Kingdom | Operating segments
Disclosure of other provisions [line items]
Other provisions	89	85
Telefónica Hispam Norte | Operating segments
Disclosure of other provisions [line items]
Other provisions	51	26
Telefónica Hispam Sur | Operating segments
Disclosure of other provisions [line items]
Other provisions	69	76
Telefonica, S.A.
Disclosure of other provisions [line items]
Other provisions	€ 943	€ 909